Document and Entity Information	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Evommune, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42938
Entity Tax Identification Number	85-0742575
Entity Address Address Line 1	1891 Page Mill Road
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94304
City Area Code	925
Local Phone Number	247-4487
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	EVMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002044725